Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Basic Earnings Per Share

Calculation of the basic earnings per share for the year ended December 31, 2019, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	475	1,240	364

Weighted Average Number of Ordinary Shares

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2019	2018	2017
Shares thousands	Shares thousands	Shares thousands

Balance as at January 1	1,278,084	1,276,238	1,274,298
Shares issued during the year	98	73	1,054
Shares vested	768	898	720
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,278,950	1,277,209	1,276,072

Weighted Average Number of Ordinary Shares Diluted

Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2019	2018	2017
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,278,950	1,277,209	1,276,072
Effect of stock options and restricted shares	3,106	2,572	925
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,282,056	1,279,781	1,276,997

At December 31, 2019, 17.5 million options (at December 31, 2018 and 2017 – 5 million options and 20 million options, respectively), were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti‑dilutive.